CONDENSED CONSOLIDATING FINANCIAL INFORMATION - Condensed Consolidating Statements of Operations (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
OPERATING REVENUES
Casino	$ 3,934,761	$ 3,679,423	$ 2,550,542
Rooms	118,059	103,009	83,718
Food and beverage	72,718	61,840	56,679
Entertainment, retail and others	90,789	86,167	32,679
Gross revenues	4,216,327	3,930,439	2,723,618
Less: promotional allowances	(138,314)	(99,592)	(81,642)
Net revenues	4,078,013	3,830,847	2,641,976
OPERATING COSTS AND EXPENSES
Casino	(2,834,762)	(2,698,981)	(1,949,024)
Rooms	(14,697)	(18,247)	(16,132)
Food and beverage	(27,531)	(34,194)	(32,898)
Entertainment, retail and others	(62,816)	(58,404)	(19,776)
General and administrative	(226,980)	(220,224)	(199,830)
Pre-opening costs	(5,785)	(2,690)	(18,648)
Development costs	(11,099)	(1,110)
Amortization of gaming subconcession	(57,237)	(57,237)	(57,237)
Amortization of land use rights	(59,911)	(34,401)	(19,522)
Depreciation and amortization	(261,449)	(259,224)	(236,306)
Property charges and others	(8,654)	(1,025)	(91)
Total operating costs and expenses	(3,570,921)	(3,385,737)	(2,549,464)
OPERATING (LOSS) INCOME	507,092	445,110	92,512
NON-OPERATING INCOME (EXPENSES)
Interest (expenses) income, net	(98,653)	(109,675)	(92,953)
Reclassification of accumulated losses of interest rate swap agreements from accumulated other comprehensive losses		(4,310)
Change in fair value of interest rate swap agreements	363	3,947
Other finance costs	(14,596)	(15,614)	(10,491)
Foreign exchange (loss) gain, net	4,685	(1,771)	3,563
Other income, net	115	3,664	1,074
Listing expenses		(8,950)
Costs associated with debt modification	(3,277)		(3,310)
Loss on extinguishment of debt		(25,193)
Total non-operating expenses	(111,363)	(157,902)	(102,117)
INCOME (LOSS) BEFORE INCOME TAX	395,729	287,208	(9,605)
INCOME TAX (EXPENSE) CREDIT	2,943	1,636	(920)
Net income (loss)	398,672	288,844	(10,525)
NET LOSS ATTRIBUTABLE TO NONCONTROLLING INTERESTS	18,531	5,812
NET INCOME (LOSS) ATTRIBUTABLE TO MELCO CROWN ENTERTAINMENT LIMITED	417,203	294,656	(10,525)
Parent [Member]
OPERATING REVENUES
Net revenues
OPERATING COSTS AND EXPENSES
General and administrative	(26,164)	(19,474)	(14,985)
Property charges and others		(1,000)
Total operating costs and expenses	(26,164)	(20,474)	(14,985)
OPERATING (LOSS) INCOME	(26,164)	(20,474)	(14,985)
NON-OPERATING INCOME (EXPENSES)
Interest (expenses) income, net	(11,090)	(8,377)	(236)
Other finance costs	(3,732)	(2,260)
Foreign exchange (loss) gain, net	118	(293)	(41)
Other income, net	17,103	14,812	11,257
Listing expenses		(8,950)
Share of results of subsidiaries	441,112	320,809	(6,129)
Total non-operating expenses	443,511	315,741	4,851
INCOME (LOSS) BEFORE INCOME TAX	417,347	295,267	(10,134)
INCOME TAX (EXPENSE) CREDIT	(144)	(611)	(391)
Net income (loss)	417,203	294,656	(10,525)
NET INCOME (LOSS) ATTRIBUTABLE TO MELCO CROWN ENTERTAINMENT LIMITED	417,203	294,656
Issuer [Member]
OPERATING COSTS AND EXPENSES
General and administrative	(88)	(182)	(19)
Total operating costs and expenses	(88)	(182)	(19)
OPERATING (LOSS) INCOME	(88)	(182)	(19)
NON-OPERATING INCOME (EXPENSES)
Interest (expenses) income, net	1,438	1,290	759
Other finance costs	(2,265)	(1,815)	(1,134)
Foreign exchange (loss) gain, net	(1)		(179)
Other income, net	88	182	19
Costs associated with debt modification	(3,277)
Share of results of subsidiaries	485,962	332,536	(7,298)
Total non-operating expenses	481,945	332,193	(7,833)
INCOME (LOSS) BEFORE INCOME TAX	481,857	332,011	(7,852)
Net income (loss)	481,857	332,011	(7,852)
NET INCOME (LOSS) ATTRIBUTABLE TO MELCO CROWN ENTERTAINMENT LIMITED	481,857	332,011
Guarantor Subsidiaries [Member]
OPERATING REVENUES
Casino	3,934,761	3,679,423	2,550,542
Rooms	119,994	105,565	86,165
Food and beverage	78,507	68,409	61,738
Entertainment, retail and others	104,673	96,085	33,692
Gross revenues	4,237,935	3,949,482	2,732,137
Less: promotional allowances	(138,314)	(99,592)	(81,642)
Net revenues	4,099,621	3,849,890	2,650,495
OPERATING COSTS AND EXPENSES
Casino	(2,837,176)	(2,701,999)	(1,951,336)
Rooms	(14,989)	(18,631)	(16,674)
Food and beverage	(28,115)	(34,699)	(33,263)
Entertainment, retail and others	(72,184)	(71,151)	(25,332)
General and administrative	(231,503)	(216,640)	(197,478)
Pre-opening costs	(3,139)	(1,556)	(18,972)
Amortization of gaming subconcession	(57,237)	(57,237)	(57,237)
Amortization of land use rights	(19,653)	(19,525)	(19,522)
Depreciation and amortization	(257,650)	(257,414)	(234,427)
Property charges and others	(8,654)	(25)	(91)
Total operating costs and expenses	(3,530,300)	(3,378,877)	(2,554,332)
OPERATING (LOSS) INCOME	569,321	471,013	96,163
NON-OPERATING INCOME (EXPENSES)
Interest (expenses) income, net	(81,254)	(101,502)	(93,499)
Reclassification of accumulated losses of interest rate swap agreements from accumulated other comprehensive losses		(4,310)
Change in fair value of interest rate swap agreements	363	3,947
Other finance costs	(8,476)	(11,539)	(9,357)
Foreign exchange (loss) gain, net	4,937	(1,445)	2,042
Other income, net			391
Costs associated with debt modification			(3,310)
Loss on extinguishment of debt		(25,193)
Share of results of subsidiaries	(2)	(1)	(1)
Total non-operating expenses	(84,432)	(140,043)	(103,734)
INCOME (LOSS) BEFORE INCOME TAX	484,889	330,970	(7,571)
INCOME TAX (EXPENSE) CREDIT	392	915	(166)
Net income (loss)	485,281	331,885	(7,737)
NET INCOME (LOSS) ATTRIBUTABLE TO MELCO CROWN ENTERTAINMENT LIMITED	485,281	331,885
Non-guarantor Subsidiaries [Member]
OPERATING REVENUES
Entertainment, retail and others	997	47	194
Gross revenues	997	47	194
Net revenues	997	47	194
OPERATING COSTS AND EXPENSES
General and administrative	(68,122)	(61,162)	(47,268)
Pre-opening costs	(2,671)	(1,138)
Development costs	(11,099)	(1,110)
Amortization of land use rights	(40,258)	(14,876)
Depreciation and amortization	(3,799)	(1,810)	(1,879)
Total operating costs and expenses	(125,949)	(80,096)	(49,147)
OPERATING (LOSS) INCOME	(124,952)	(80,049)	(48,953)
NON-OPERATING INCOME (EXPENSES)
Interest (expenses) income, net	(7,747)	(1,086)	23
Other finance costs	(123)
Foreign exchange (loss) gain, net	(369)	(33)	1,741
Other income, net	71,899	63,472	49,713
Total non-operating expenses	63,660	62,353	51,477
INCOME (LOSS) BEFORE INCOME TAX	(61,292)	(17,696)	2,524
INCOME TAX (EXPENSE) CREDIT	2,695	1,332	(363)
Net income (loss)	(58,597)	(16,364)	2,161
NET INCOME (LOSS) ATTRIBUTABLE TO MELCO CROWN ENTERTAINMENT LIMITED	(58,597)	(16,364)
Elimination [Member]
OPERATING REVENUES
Rooms	(1,935)	(2,556)	(2,447)
Food and beverage	(5,789)	(6,569)	(5,059)
Entertainment, retail and others	(14,881)	(9,965)	(1,207)
Gross revenues	(22,605)	(19,090)	(8,713)
Net revenues	(22,605)	(19,090)	(8,713)
OPERATING COSTS AND EXPENSES
Casino	2,414	3,018	2,312
Rooms	292	384	542
Food and beverage	584	505	365
Entertainment, retail and others	9,368	12,747	5,556
General and administrative	98,897	77,234	59,920
Pre-opening costs	25	4	324
Total operating costs and expenses	111,580	93,892	69,019
OPERATING (LOSS) INCOME	88,975	74,802	60,306
NON-OPERATING INCOME (EXPENSES)
Other income, net	(88,975)	(74,802)	(60,306)
Share of results of subsidiaries	(927,072)	(653,344)	13,428
Total non-operating expenses	(1,016,047)	(728,146)	(46,878)
INCOME (LOSS) BEFORE INCOME TAX	(927,072)	(653,344)	13,428
Net income (loss)	(927,072)	(653,344)	13,428
NET LOSS ATTRIBUTABLE TO NONCONTROLLING INTERESTS	18,531	5,812
NET INCOME (LOSS) ATTRIBUTABLE TO MELCO CROWN ENTERTAINMENT LIMITED	$ (908,541)	$ (647,532)